27. EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension funds [member] | TCSPREV plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	R$ 232	R$ 250
Interest on actuarial liabilities	270,765	283,542
Return on plan assets	288,492	313,409
Interest on onerous liability	13,524	24,000
Expenses (income) recognized in statement of profit or loss	(3,970)	(5,618)
Expenses (income) recognized in other comprehensive income	18,180	18,005
Total expense (income) recognized	14,210	12,387
Pension funds [member] | PBS telemar plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	38	34
Interest on actuarial liabilities	26,264	28,419
Return on plan assets	31,125	33,149
Interest on onerous liability	4,856	4,725
Expenses (income) recognized in statement of profit or loss	34	29
Expenses (income) recognized in other comprehensive income	31	36
Total expense (income) recognized	65	65
Pension funds [member] | Telemar prev plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	2,001	1,613
Interest on actuarial liabilities	358,983	367,633
Return on plan assets	382,772	394,800
Interest on onerous liability	23,789	27,167
Expenses (income) recognized in statement of profit or loss	2,001	1,613
Expenses (income) recognized in other comprehensive income	(2,001)	(1,613)
Pension funds [member] | PBS a plan [member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities	402,675	415,476
Return on plan assets	597,785	649,891
Interest on onerous liability	195,110	234,415
Pension funds [member] | PBSTNC plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	65	82
Interest on actuarial liabilities	2,930	3,066
Return on plan assets	4,722	5,255
Interest on onerous liability		2,065
Expenses (income) recognized in statement of profit or loss		(42)
Expenses (income) recognized in other comprehensive income		(2,382)
Total expense (income) recognized		(2,424)
Pension funds [member] | CELPREV plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	2
Interest on actuarial liabilities	2	2
Return on plan assets	311	293
Interest on onerous liability		273
Expenses (income) recognized in statement of profit or loss		(16)
Expenses (income) recognized in other comprehensive income		(7)
Total expense (income) recognized		(23)
Medical care plans [member] | PAMEC plan [member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities	469	414
Expenses (income) recognized in statement of profit or loss	469	414
Expenses (income) recognized in other comprehensive income	2,034	1,937
Total expense (income) recognized	2,503	2,351
Medical care plans [member] | PAMA plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	406	322
Interest on actuarial liabilities	310,799	308,512
Return on plan assets	332,125	312,145
Interest on onerous liability	21,325	3,634
Expenses (income) recognized in statement of profit or loss	406	322
Expenses (income) recognized in other comprehensive income	R$ (406)	R$ (322)